Commitments and contingencies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2009
Rental expense
Rental expense	$ 10,200,000	$ 8,800,000	$ 8,200,000
Number of properties under terms of ground leases	21
Number of land development parcels under terms of ground leases	6
Office leases
2012	1,354,000
2013	783,000
2014	819,000
2015	862,000
2016	898,000
Thereafter	2,794,000
Total	7,510,000
Ground lease obligations
2012	11,222,000
2013	11,194,000
2014	9,906,000
2015	9,748,000
2016	10,467,000
Thereafter	627,828,000
Total	680,365,000
Total
2012	12,576,000
2013	11,977,000
2014	10,725,000
2015	10,610,000
2016	11,365,000
Thereafter	630,622,000
Total	$ 687,875,000